CONTROLLING INTEREST EQUITY (Details Textual) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of controlling interest equity [Line Items]
Common stock conversion to Preferred Stock	81,696,058	12,086,836
Description of preferential rights of preferred shareholders	Preferred shares have the right to receive a preferential minimum dividend of one Colombian peso (Ps. 1) per semester per share. This preferential minimum dividend is only applicable when dividends declared for common shares are less than one Colombian peso (Ps. 1). Preferential minimum dividends are not cumulative.
Description of creation of reserve through appropriation	create a legal reserve through the appropriation of ten percent (10%) of the net profits of each year up to an amount equal to fifty percent (50%) of the subscribed capital stock. This reserve may be reduced below fifty percent (50%) of the subscribed capital stock to stem losses in excess of retained earnings.
Number Of Preferred Shares Per ADS	20	20	20
Preference shares [member]
Disclosure of controlling interest equity [Line Items]
Weighted average number of ordinary shares outstanding	7,064,548,558	7,018,357,044	6,971,636,474